Intangible assets and goodwill (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Composition Of Goodwill By Segment [Abstract]
Banking	R$ 4,835,518	R$ 5,083,686
Insurance	492,382	492,382
Total	R$ 5,327,900	R$ 5,576,068